Income Tax (Details) - Schedule of Valuation Allowance $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Valuation Allowance [Abstract]
Valuation allowance, December 31, 2022	$ 24,704
Increase	5,542
Valuation allowance, December 31, 2023	$ 30,246